INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax benefits:
Current income tax expenses	$ (279,618)	$ (292,436)	$ (200,040)
Deferred income tax benefits	2,378,024	7,149,616	2,433,497
Total	2,098,406	6,857,180	2,233,457
Current:
Accruals				$ 1,580,894	$ 2,011,300
Valuation allowance				(12,382,942)	(10,595,656)
Non-current:
Net operating loss carry forwards				10,802,048	8,741,138
Total deferred tax assets				0	156,782
Deferred tax liabilities
Acquired intangible assets				0	2,565,985
Total deferred tax liabilities				0	2,565,985
Net operating losses carry forwards				10,802,048	10,196,547	$ 8,744,032
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Net loss before provision for income taxes	$ (125,338,191)	$ (168,756,159)	$ (27,526,602)
Statutory tax rates in the PRC	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (31,334,548)	$ (42,189,040)	$ (6,881,651)
Expenses not deductible for tax purposes:
Goodwill impairment loss	26,454,588	31,813,203	0
Long-term investment impairment loss	180,785	0	0
Entertainment expenses exceeded tax limit	11,465	11,783	21,533
Effect of income tax rate difference in other jurisdiction	481,374	102,670	633,997
Changes in unrecognized tax benefits	279,618	292,436	200,040
Changes in valuation allowance	1,828,312	3,111,768	3,792,624
Income tax benefits	(2,098,406)	(6,857,180)	(2,233,457)
Roll-forward of Unrecognized Tax Benefits
Balance at beginning of the year	563,455	271,019
Addition based on tax positions related to the current year	279,618	292,436
Balance at end of the year	843,073	563,455	271,019
Unrecognized Tax Benefits	$ 563,455	$ 271,019	$ 271,019	843,073	563,455	271,019
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				381,570	304,923
Unrecognized Tax Benefits, Interest on Income Taxes Accrued				27,517	26,785	$ 0
Deferred Tax Assets, Valuation Allowance				$ 12,382,942	$ 10,595,656
HONG KONG
Roll-forward of Unrecognized Tax Benefits
Effective Income Tax Rate Reconciliation, Percent	16.50%
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Income tax rate (as a percent)	25.00%
Reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes [Abstract]
Statutory tax rates in the PRC	25.00%